UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21832
Investment Company Act File Number
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 93.1%

Security	Shares	Value
Aerospace & Defense — 4.9%
General Dynamics Corp.	362,188	$20,546,925
Lockheed Martin Corp.	271,765	22,295,601
Raytheon Co.	341,979	17,310,977
United Technologies Corp.	534,507	25,650,991

		$85,804,494

Auto Components — 0.4%
Johnson Controls, Inc.	498,752	$6,239,387

		$6,239,387

Beverages — 2.5%
Coca-Cola Co. (The)	418,283	$17,869,050
PepsiCo, Inc.	515,673	25,902,255

		$43,771,305

Biotechnology — 2.5%
Amgen, Inc.(1)	236,712	$12,983,653
Biogen Idec, Inc.(1)	172,845	8,408,909
Genzyme Corp.(1)	331,555	22,850,771

		$44,243,333

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	342,331	$8,811,600
Credit Suisse Group	368,122	9,395,036
Goldman Sachs Group, Inc.	131,166	10,589,031
Invesco, Ltd.	508,607	5,996,477
Julius Baer Holding AG	363,391	10,776,519
T. Rowe Price Group, Inc.	194,233	5,356,946

		$50,925,609

Chemicals — 0.7%
E.I. Du Pont de Nemours & Co.	529,290	$12,152,498

		$12,152,498

Commercial Banks — 1.6%
Banco Bradesco SA ADR	1	$4
Banco Santander Central Hispano SA	585,659	4,739,228
HSBC Holdings PLC	1,144,104	8,876,857
Wells Fargo & Co.	793,710	15,001,119

		$28,617,208

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	498,002	$15,532,682

		$15,532,682

Communications Equipment — 3.2%
Cisco Systems, Inc.(1)	1,812,593	$27,134,517
Nokia Oyj ADR	300,000	3,681,000
QUALCOMM, Inc.	734,207	25,366,852

		$56,182,369

Computers & Peripherals — 5.1%
Apple, Inc.(1)	194,590	$17,538,397
Hewlett-Packard Co.	959,803	33,353,154
International Business Machines Corp.	431,798	39,574,287

		$90,465,838

Diversified Financial Services — 1.8%
Bank of America Corp.	548,955	$3,612,124
Citigroup, Inc.	827,389	2,937,231
JPMorgan Chase & Co.	997,650	25,450,051

		$31,999,406

Security	Shares	Value
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	821,020	$20,213,512
BCE, Inc.	500,000	10,230,000
Verizon Communications, Inc.	691,682	20,660,541

		$51,104,053

Electric Utilities — 2.8%
E.ON AG	564,258	$18,175,317
Edison International	484,150	15,768,765
FirstEnergy Corp.	235,932	11,794,241
Iberdrola SA	538,537	4,192,420

		$49,930,743

Electrical Equipment — 1.8%
ABB, Ltd.(1)	252,429	$3,277,953
Emerson Electric Co.	609,703	19,937,288
Vestas Wind Systems A/S(1)	184,627	8,891,665

		$32,106,906

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	205,096	$12,871,825
Schlumberger, Ltd.	430,344	17,562,339

		$30,434,164

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	624,937	$16,798,307
Kroger Co. (The)	204,381	4,598,572
Wal-Mart Stores, Inc.	349,620	16,474,094

		$37,870,973

Food Products — 3.3%
Groupe Danone	84,641	$4,344,338
Nestle SA	861,427	29,770,320
Nestle SA ADR	319,837	11,018,385
Unilever NV	566,760	12,493,291

		$57,626,334

Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	218,713	$12,827,517
Becton, Dickinson & Co.	93,781	6,815,065
Boston Scientific Corp.(1)	877,418	7,782,698
Medtronic, Inc.	356,536	11,940,391

		$39,365,671

Health Care Providers & Services — 1.3%
Aetna, Inc.	299,251	$9,276,781
Fresenius Medical Care AG & Co. KGaA ADR	97,630	4,369,919
UnitedHealth Group, Inc.	323,476	9,164,075

		$22,810,775

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	477,077	$27,680,008

		$27,680,008

Household Durables — 2.0%
Centex Corp.	514,627	$4,379,476
D.R. Horton, Inc.	858,770	5,118,269
KB HOME	387,851	4,138,370
Lennar Corp., Class A	660,357	5,078,145
NVR, Inc.(1)	10,335	4,403,640
Pulte Homes, Inc.	560,142	5,685,441
Ryland Group, Inc.	106,254	1,657,562
Toll Brothers, Inc.(1)	279,790	4,762,026

		$35,222,929

Household Products — 2.2%
Clorox Co.	96,834	$4,856,225
Colgate-Palmolive Co.	291,647	18,968,721
Procter & Gamble Co.	283,641	15,458,434

		$39,283,380

Industrial Conglomerates — 1.7%
General Electric Co.	1,862,318	$22,589,917
Siemens AG	145,329	8,183,765

		$30,773,682

Insurance — 4.6%
ACE, Ltd.	129,307	$5,645,544
Aflac, Inc.	146,581	3,402,145
Allianz SE	110,480	9,263,146
Chubb Corp.	309,971	13,198,565

Security	Shares	Value
MetLife, Inc.	243,737	$7,002,564
Travelers Companies, Inc. (The)	571,396	22,078,741
Zurich Financial Services AG	115,592	20,842,598

		$81,433,303

Internet Software & Services — 1.6%
Google, Inc., Class A(1)	83,054	$28,116,271

		$28,116,271

IT Services — 1.7%
Accenture, Ltd., Class A	248,425	$7,840,293
MasterCard, Inc., Class A	97,580	13,249,412
Visa, Inc., Class A	169,114	8,345,776

		$29,435,481

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)	264,139	$9,490,514

		$9,490,514

Machinery — 1.5%
Danaher Corp.	323,637	$18,101,017
Illinois Tool Works, Inc.	230,795	7,537,765

		$25,638,782

Media — 2.2%
Comcast Corp., Class A	1,650,164	$24,174,903
Time Warner, Inc.	880,013	8,210,521
Vivendi SA	238,195	6,136,059

		$38,521,483

Metals & Mining — 2.6%
Anglo American PLC	177,796	$3,198,296
ArcelorMittal	83,309	1,864,278
BHP Billiton, Ltd. ADR	225,872	8,479,235
Goldcorp, Inc.	1,089,666	32,221,424

		$45,763,233

Multi-Utilities — 1.4%
Public Service Enterprise Group, Inc.	597,835	$18,873,651
RWE AG	64,864	5,039,784

		$23,913,435

Oil, Gas & Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	490,457	$18,019,390
BP PLC	997,257	7,062,659
Chevron Corp.	243,776	17,191,083
ConocoPhillips	317,824	15,106,175
ENI SpA	463,131	9,795,812
Exxon Mobil Corp.	633,804	48,473,330
Hess Corp.	355,292	19,757,788
Occidental Petroleum Corp.	285,634	15,581,335
Royal Dutch Shell PLC, Class B	278,455	6,610,397
Total SA	195,743	9,754,757
XTO Energy, Inc.	169,031	6,269,360

		$173,622,086

Pharmaceuticals — 5.8%
Bayer AG	70,858	$3,761,406
Johnson & Johnson	491,604	28,360,635
Merck & Co., Inc.	670,235	19,135,209
Novartis AG	206,853	8,499,692
Novo-Nordisk A/S, Class B	116,072	6,183,583
Roche Holding AG	71,637	10,056,740
Sanofi-Aventis SA	179,473	10,094,153
Schering-Plough Corp.	477,778	8,389,782
Teva Pharmaceutical Industries, Ltd. ADR	163,785	6,788,888

		$101,270,088

Semiconductors & Semiconductor Equipment — 0.9%
ASML Holding NV	918,083	$15,185,093

		$15,185,093

Software — 2.9%
Microsoft Corp.	1,859,828	$31,803,059
Oracle Corp.(1)	1,141,867	19,217,622

		$51,020,681

Security	Shares	Value
Specialty Retail — 2.0%
Best Buy Co., Inc.	536,445	$15,031,189
Home Depot, Inc.	282,080	6,073,182
Staples, Inc.	885,038	14,107,506

		$35,211,877

Tobacco — 2.4%
British American Tobacco PLC	441,140	$12,095,992
Philip Morris International, Inc.	825,726	30,675,721

		$42,771,713

Wireless Telecommunication Services – 0.9%
Rogers Communications, Inc., Class B	284,698	$8,017,096
Vodafone Group PLC	4,476,148	8,313,669

		$16,330,765

Total Common Stocks (identified cost $2,336,195,378)		$1,637,868,552

Investment Funds — 0.4%

Security	Shares	Value
Capital Markets — 0.4%
SPDR S&P Homebuilders ETF	630,303	$6,466,909

Total Investment Funds (identified cost $8,760,960)		$6,466,909

Call Options Purchased — 0.1%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,005	$855	2/21/09	$1,809,000

Total Call Options Purchased (identified cost $2,715,409)				$1,809,000

Short-Term Investments — 7.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(2)	$131,172	$131,171,993

Total Short-Term Investments (identified cost $131,171,993)		$131,171,993

Total Investments — 101.1% (identified cost $2,478,843,740)		$1,777,316,454

Covered Call Options Written — (1.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,100	$825	2/21/09	$(3,608,000)
S&P 500 Index	5,922	845	2/21/09	(12,436,200)
S&P 500 Index	3,098	875	2/21/09	(3,098,000)
S&P 500 Index	2,010	885	2/21/09	(1,708,500)

Total Covered Call Options Written (premiums received $45,957,450)				$(20,850,700)

Other Assets, Less Liabilities — 0.1%				$1,699,390

Net Assets — 100.0%				$1,758,165,144

ADR	- American Depository Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $178,967.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.4%	$1,396,153,369
Switzerland	6.2	109,282,786
Canada	2.9	50,468,519
Germany	2.8	48,793,337
United Kingdom	2.6	46,157,870
France	1.7	30,329,306
Netherlands	1.6	27,678,384
Denmark	0.9	15,075,248
Bermuda	0.8	13,836,770
Italy	0.5	9,795,812
Spain	0.5	8,931,648
Australia	0.5	8,479,235
Israel	0.4	6,788,888
Finland	0.2	3,681,000
Luxembourg	0.1	1,864,278
Brazil	0.0	4

Total	101.1%	$1,777,316,454

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,478,922,808

Gross unrealized appreciation	$9,203,094
Gross unrealized depreciation	(710,809,448)

Net unrealized depreciation	$(701,606,354)

Written call options activity for the fiscal year to date ended January 31, 2009 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	14,680	$70,390,742
Options written	38,060	160,913,895
Options terminated in closing purchase transactions	(32,730)	(173,398,544)
Options expired	(7,880)	(11,948,643)

Outstanding, end of period	12,130	$45,957,450

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$1,532,742,139	$(20,850,700)
Level 2	Other Significant Observable Inputs	244,574,315	—
Level 3	Significant Unobservable Inputs	—	—

Total		$1,777,316,454	$(20,850,700)

*	Other financial instruments include written call options.
The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009